SHARE OPTION PLAN (Outstanding Restricted Share Units) (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	3,804	3,446	5,512
Unrecognized compensation cost, recognition period	1 year 9 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of year	1,590,000
Granted	1,723,000
Outstanding at end of year	3,313,000	1,590,000
Vested and expected to vest at December 31, 2012	2,366,095
Outstanding at beginning of year	2.30
Granted	1.87
Outstanding at end of year	2.3	2.30
Vested and expected to vest at December 31, 2012	2.02
Share-based compensation expenses	4,454	3,037	771
Unrecognized compensation cost related to restricted share units	21,182
Unrecognized compensation cost, recognition period	2 years 8 months 16 days
Restricted Stock Units (RSUs) [Member] | Targeted Annual Gross Revenues For 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage when performance targets are met	50.00%
Restricted Stock Units (RSUs) [Member] | Targeted Annual Gross Revenues For 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage when performance targets are met	33.30%
Restricted Stock Units (RSUs) [Member] | Targeted Annual Gross Revenues For 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage when performance targets are met	16.70%